CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 3,425	$ 3,296	$ 3,055
Adjustments to reconcile net income to net cash from operating activities
Depreciation	587	580	597
Provision for loan losses	188	309	531
Deferred tax benefit (expense)	(144)	(12)	(251)
Loss on sale of repossessed assets, net	33	33	33
FHLB stock dividends	0	50	0
Net amortization on securities	50	29	20
Increased cash value of Bank-owned life insurance	(237)	(238)	(249)
Stock-based compensation expense	164	127	96
Gain/(loss) on sale of bank premises, net	(17)	30	0
Changes in:
Interest receivable	32	(136)	(17)
Interest payable	(6)	(5)	(37)
Other assets and liabilities	196	(1,501)	500
Net cash provided by operating activities	4,271	2,562	4,278
Securities available for sale:
Purchases	(1,040)	0	(2,000)
Maturities, calls and repayments	3,232	2,750	2,335
Securities held-to-maturity:
Purchases	(740)	0	0
Net change in loans	(18,252)	(11,777)	(23,005)
Proceeds from sale of OREO and other repossessed assets	2,136	113	293
Proceeds from the disposition of premises and equipment	1,173	1,344	8
Bank premises and equipment expenditures	(193)	(853)	(569)
Net cash (used in) investing activities	(13,684)	(8,423)	(22,938)
Cash flows from financing activities
Net change in deposits	(2,145)	17,463	12,869
Increase (decrease) in federal funds purchased	0	(1,757)	1,757
FHLB advances	10,000	10,500	9,000
Repayments of FHLB advances	(5,118)	(10,616)	(9,114)
Cash dividends paid	(1,060)	(843)	(718)
Treasury stock purchases	(736)	0	0
Issuance of treasury stock under stock option plans	26	33	12
Issuance of treasury stock for deferred compensation plan	0	61	69
Issuance of common stock for stock option plans	47	12	0
Issuance of common stock for deferred compensation plan	143	40	0
Net cash provided by financing activities	1,157	14,893	13,875
Net change in cash equivalents and federal funds sold	(8,256)	9,032	(4,785)
Cash equivalents and federal funds sold at beginning of year	27,151	18,119	22,904
Cash equivalents and federal funds sold at end of year	18,895	27,151	18,119
Supplemental disclosures
Cash paid for interest	880	887	1,213
Cash paid for income taxes	1,310	1,630	1,430
Non-cash transfer of loans to foreclosed/repossessed assets	$ 281	$ 2,383	$ 191